Convertible notes payable	12 Months Ended
Dec. 31, 2024
Convertible notes payable
Convertible Notes Payable

22. Convertible notes payable

	As of December 31,
	2023	2024
	RMB’000	RMB’000

Liability component on initial recognition	7,264	10,011
Issuance of convertible notes	7,269	9,253
Interest accrued	632	839
Notes converted to ADS	(4,202)	(5,797)
Repayment and balance adjustments	(1,169)	(1,702)
Exchange difference	217	318
Total	10,011	12,922

On July 7, 2023, the Company entered into a Securities Purchase Agreement pursuant to which the Company issued an unsecured convertible promissory note to an institutional accredited investor Streeterville Capital, LLC. The Note has the original principal amount of US$325,000 and Investor gave consideration of US$300,000, reflecting original issue discount of US$15,000 and Investor’s fee of US$10,000. The Note bears interest at a rate of 8% per annum compounding daily. All outstanding principal and accrued interest on the Note will become due and payable twelve months after the purchase price of the Note is delivered by Purchaser to the Company.

On August 7, 2023, the Company entered into a Securities Purchase Agreement pursuant to which the Company issued an unsecured convertible promissory note to Streeterville Capital, LLC. The Note has the original principal amount of US$700,000 and Investor gave consideration of US$657,500, reflecting original issue discount of US$32,500 and Investor’s fee of US$10,000. The Note bears interest at a rate of 8% per annum compounding daily. All outstanding principal and accrued interest on the Note will become due and payable twelve months after the purchase price of the Note is delivered by Purchaser to the Company.

On July 15, 2024, the Company entered into a Securities Purchase Agreement pursuant to which the Company issued an unsecured convertible promissory note to Streeterville Capital, LLC. The Note has the original principal amount of US$1,123,750 and Investor gave consideration of US$1,000,000, reflecting original issue discount of US$113,750 and Investor’s fee of US$10,000. The Note bears interest at a rate of 8% per annum compounding daily. All outstanding principal and accrued interest on the Note will become due and payable twelve months after the purchase price of the Note is delivered by Purchaser to the Company.

On October 25, 2024, the Company entered into a Securities Purchase Agreement pursuant to which the Company issued an unsecured convertible promissory note to Streeterville Capital, LLC. The Note has the original principal amount of US$162,500 and Investor gave consideration of US$150,000, reflecting original issue discount of US$7,500 and Investor’s fee of US$5,000. The Note bears interest at a rate of 8% per annum compounding daily. All outstanding principal and accrued interest on the Note will become due and payable twelve months after the purchase price of the Note is delivered by Purchaser to the Company.

In 2024, shares of the Company’s common stock totaling 2,876,194,080 were issued by the Company to the Investor equaling principal amounted to US$0.8 million, and the Notes balance was RMB12.9 million ($1.8 million).